February 26, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Quaker Investment Trust (the “Trust”)
Post-Effective Amendment Nos. 50/48 (File Nos. 033-38074, 811-6260)

Ladies and Gentlemen:

On behalf of the Quaker Investment Trust (the “Registrant”), please find submitted herewith for filing via EDGAR transmission Post-Effective Amendment Nos. 50/48 (the “Amendment”) to the Registrant’s registration statement on Form N-1A, pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”).  The sole purpose of this filing is to designate April 1, 2010 as the new date upon which the Amendment shall become effective.

Please contact the undersigned at or Suzan Barron of Brown Brothers Harriman & Co., the Trust’s administrator, at 617-772-1616 if you have any questions or comments concerning this filing.

Best Regards,
/s/ Justin Brundage
Justin Brundage
Secretary

cc: T. Richards and J. Kopcsik (via email)

Enclosures